SUBSEQUENT EVENTS (Details) - $ / shares	Jan. 05, 2023	Jun. 29, 2023	Dec. 31, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
Common shares, par value (in dollars per share)			$ 0.0001	$ 0.0001
Preferred stock, par value, (per share)			$ 0.0001	$ 0.0001
Dividend rate per annum	12.00%
Subsequent event
SUBSEQUENT EVENTS
Common shares, par value (in dollars per share)		$ 0.0001
Preferred stock, par value, (per share)		0.0001
Subsequent event | iCore Connect
SUBSEQUENT EVENTS
Common shares, par value (in dollars per share)		$ 0.001